222 North LaSalle Street Chicago, Illinois 60601 T: +1 (312) 609 7500 F: +1 (312) 609 5005 CHICAGO • NEW YORK • WASHINGTON, DC LONDON • SAN FRANCISCO • LOS ANGELES
Renee M. Hardt Attorney at Law +1 (312) 609 7616 rhardt@vedderprice.com

March 1, 2021
Securities and Exchange Commission
100 F Street NE
Washington, D.C. 20549
Re:    Wilshire Mutual Funds, Inc.(the “Company”)
Post-Effective Amendment No. 73 under the
Securities Act of 1933 and Amendment No. 74 under the
Investment Company Act of 1940
File Nos. 033-50390 and 811-07076
To the Commission:
On behalf of Wilshire Mutual Funds, Inc. (the “Fund”) we are transmitting electronically for filing pursuant to the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”), the Fund’s Post-Effective Amendment No. 73 under the 1933 Act to its Registration Statement on Form N-1A (Amendment No. 74 under the 1940 Act).
This Amendment is being filed pursuant to the conditions and requirements of Rule 485(a)(1) under the 1933 Act to make certain changes to the Fund’s registration statement. We intend for this Amendment to become effective on April 30, 2021.
If you have any questions or comments concerning this filing, please contact the undersigned at (312) 6097616 or Kelly Pendergast Carr at (312) 609-7719.
Very truly yours,
/s/Renee M. Hardt
RMH/kpc